UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002
                                                --------------

Check here if Amendment [X]; Amendment Number:    10
       This Amendment (Check only one.): [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             David S. Richter
Address:          1850 Second Street, Suite 201
                  Highland Park, Illinois   60035

Form 13F File Number:  28-05463

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   N/A
Phone:   (312) 739-2138

Signature, Place, and Date of Signing:


/s/ David S. Richter          Chicago, Illinois            August 14, 2002
------------------------   -----------------------         ----------------
       [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number       Name

28-05459                   Waveland International, Ltd.
28-05461                   Clincher Capital Corporation
28-10090                   Waveland Capital Management, LLC